Contractual obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contractual Obligations
Balance at the beginning of the year	$ 100,958	$ 117,112
Revenues recognition upon ore delivery	(41,577)	(43,662)
Remeasurement adjustment	24,637	21,084
Interest on contractual obligations	6,744	6,424
Balance at the end of year	90,762	100,958
Current	18,166	31,686
Non-current	$ 72,596	$ 69,272